                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    / /  (a)

         or fiscal year ending:   12/31/05  (b)

Is this a transition report? (Y/N)                                        N
                                                                         ---
Is this an amendment to a previous filing? (Y/N)                          N
                                                                         ---
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                 VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

         B. File Number:         811-07798

         C. Telephone Number:    (212) 576-7000

2.       A. Street:              51 MADISON AVENUE

         B. City: NEW YORK     C. State: NY      D. Zip Code: 10010     Zip Ext:

         E. Foreign Country:                                Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)       N
                                                                         ---
4.       Is this the last filing on this form by Registrant? (Y/N)        N
                                                                         ---
5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.] ---

6.       Is Registrant a unit investment trust (UIT)? (Y/N)               Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]   ---

7.       A. Is Registrant a series or multiple portfolio company?(Y/N)    Y
         [If answer is "N" (No), go to item 8.]                          ---
         B. How many separate series or portfolios did Registrant have
         at the end of the period?                                       54
                                                                         --


                                                         If filing more than one
                                                             Page 2, "X" box [ ]

For period ending 12/31/05

File number 811-07798

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED N THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                   Is this the
Series                                                             last filing
Number                      Series Name                          for this series?
------    ----------------------------------------------------   ----------------
                                                                     (Y/N)
1.         MainStay VP Bond- Initial Class                             N
2.         MainStay VP Capital Appreciation- Initial Class             N
3.         MainStay VP Cash Management                                 N
4.         MainStay VP Convertible- Initial Class                      N
5.         MainStay VP Mid Cap Value - Initial Class                   N
6.         MainStay VP Government- Initial Class                       N
7.         MainStay VP Common Stock - Initial Class                    N
8.         MainStay VP High Yield Corporate Bond-
           Initial Class                                               N
9.         MainStay VP S+P 500 Index - Initial Class                   N
10.        MainStay VP International Equity- Initial Class             N
11.        MainStay VP Mid Cap Core- Initial Class                     N
12.        MainStay VP Mid Cap Growth- Initial Class                   N
13.        MainStay VP Small Cap Growth- Initial Class                 N
14.        MainStay VP Total Return- Initial Class                     N
15.        MainStay VP Value- Initial Class                            N
16.        MainStay VP Income & Growth - Initial Class (Formerly
             MainStay VP American Century Income & Growth)             N
17.        MainStay VP Basic Value - Initial Class (Formerly
             MainStay VP Dreyfus Large Company Value)                  N
18.        MainStay VP Large Cap Growth - Initial Class (Formerly
             MainStay VP Eagle Asset Management Growth Equity)         N
19.        Alger American Leveraged All Cap- Class O Shares            N
20.        Alger American Small Capitalization- Class O Shares         N
21.        American Century VP International- Class II                 N
22.        American Century VP Value- Class II                         N
23.        Calvert Social Balanced                                     N
24.        Dreyfus IP Technology Growth- Initial Shares                N
25.        Dreyfus VIF Developing Leaders- Initial Shares
26.        Fidelity(R) VIP Contrafund(R)- Initial Class                N
27.        Fidelity(R) VIP Equity-Income- Initial Class                N
28.        Fidelity(R) VIP Growth- Initial Class                       N
29.        Fidelity(R) Index 500- Initial Class                        N
30.        Fidelity(R) VIP Investment Grade Bond- Initial Class        N
31.        Fidelity(R) VIP Mid Cap- Initial Class                      N
32.        Fidelity(R) VIP Overseas- Initial Class                     N
33.        Janus Aspen Series Mid Cap Growth-
           Institutional Shares                                        N
34.        Janus Aspen Series Balanced- Institutional Shares           N
35.        Janus Aspen Series Worldwide Growth-
           Institutional Shares                                        N
36.        MFS(R) Investors Trust Series- Initial Class                N
37.        MFS(R) New Discovery Series- Initial Class
38.        MFS(R) Utilities Series- Initial Class
39.        Neuberger Berman AMT Mid-Cap Growth                         N
40.        T. Rowe Price Equity Income Portfolio                       N
41.        T. Rowe Price Limited-Term Bond Portfolio                   N
42.        Van Eck Worldwide Hard Assets
43.        Van Kampen UIF Emerging Markets Debt- Class I
44.        Van Kampen UIF Emerging Markets Equity- Class I             N
45.        Van Kampen UIF U.S. Real Estate- Class I
46.        American Century VP Inflation Protection - Class II         N
47.        MFS(R) Research Series - Initial Class                      N
48.        Van Eck Worldwide Absolute Return                           Y
49.        MainStay VP Balanced - Initial Class                        N
50.        MainStay VP Floating Rate - Initial Class                   N
51.        PIMCO Real Return - Administrative Class                    N
52.        PIMCO Total Return - Administrative Class                   N
53.        Royce Micro-Cap Portfolio                                   N
54.        Royce Small-Cap Portfolio                                   N

                                                         If filing more than one
                                                            Page 47, "X" box [ ]

For period ending 12/31/05

File number 811-07798


UNIT INVESTMENT TRUSTS

111.     A. [/] Depositor Name:_________________________________________________

         B. [/] File Number (If any):___________

         C.     City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


111.     A. [/] Depositor Name:_________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

112.     A. [/] Sponsor Name:___________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


112.     A. [/] Sponsor Name:___________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______

                                                         If filing more than one
                                                           Page 48, "X" box: [ ]
For period ending 12/31/05

File number 811-07798


113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


114.  A. [/] Principal Underwriter Name: _____________________________________

      B. [/] File Number: 8-______________

      C. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________

115.  A. [/] Independent Public Accountant Name: ______________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


115.  A. [/] Independent Public Accountant Name: _____________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________

                                                         If filing more than one
                                                           Page 49, "X" box: [ ]
For period ending 12/31/05

File number 811-07798


116. Family of investment companies information:

         A. [/] Is Registrant part of a family of investment companies? (Y/N) ___________________________________ _________
                                                                         Y/N

         B. [/] Identify the family in 10 letters:_____________________________
                   (NOTE: In filing this form, use this identification
                         consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A. [/] Is Registrant a separate account of an insurance
                company?  (Y/N) ______________________________________ _________
                                                                          Y/N
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B. [/] Variable annuity contracts?  (Y/N) __________________ _________
                                                                         Y/N
         C. [/] Scheduled premium variable life contracts? (Y/N) _____ _________
                                                                         Y/N
         D. [/] Flexible premium variable life contracts? (Y/N) ______ _________
                                                                         Y/N
         E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) ____________________ _________
                                                                          Y/N
118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ______________________________________________ _________

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period ____________________________________________ _________

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) _________________________________________ $ ________

121. [/] State the number of series for which a current prospectus was in existence at the end of the period _______________________ ___________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period____________________________________________________ ___________

                                                         If filing more than one
                                                           Page 50, "X" box: [ ]
For period ending 12/31/05

File number 811-07798


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) ______________________ $ _________


124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)___________________ $ _________


125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
         ($000's omitted) _________________________________________ $23,602
                                                                     ________


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
         ($000's omitted) _________________________________________ $ _________


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of        Total Assets    Total Income
                                                      Series           ($000's         Distributions
                                                      Investing        omitted)        ($000's omitted)
                                                      ---------        --------        ----------------

A. U.S. Treasury direct issue                                           $                $
                                                      -----------        -----------      ------------

B. U.S. Government agency                                               $                $
                                                      -----------        -----------      ------------

C. State and municipal tax-free                                         $                $
                                                      -----------        -----------      ------------

D. Public utility debt                                                  $                $
                                                      -----------        -----------      ------------

E. Brokers or dealers debt or debt of
     brokers' or dealers' parent                                        $                $
                                                      -----------        -----------      ------------

F. All other corporate intermed. & long-
     term debt                                                          $                $
                                                      -----------        -----------      ------------

G. All other corporate short-term debt                                  $                $
                                                      -----------        -----------      ------------

H. Equity securities of brokers or dealers
      or parents of brokers or dealers                                  $                $
                                                      -----------        -----------      ------------

I. Investment company equity securities                                 $                $
                                                      -----------        -----------      ------------

J. All other equity securities                             1            $  1,715,431     $
                                                      -----------        -----------      ------------

K. Other securities                                                     $                $
                                                      -----------        -----------      ------------

L. Total assets of all series of registrant              1              $  1,715,431     $
                                                      -----------        -----------      ------------

                                                         If filing more than one
                                                           Page 51, "X" box: [ ]

For period ending 12/31/05

File number 811-07798


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) _______________________________________________ _________
                                                                          Y/N


129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _______________________________________ _________
                                                                          Y/N


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ______________________________ _________
                                                                          Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) ___________________________ $ 8,880
                                                                        _______


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

                                 SIGNATURE PAGE

For period ending 12/31/05

File number 811-07798



         This report is signed on behalf of the Registrant, New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account - I, in the City of New York, in the State of New York, on the 24th day of February, 2006.


                                       New York Life Insurance and Annuity
                                       Corporation Variable Universal Life
                                       Separate Account - I



                                       By:  /s/ ANGELO SCIALABBA
                                           --------------------------------
                                           Angelo Scialabba
                                           Vice President and Controller







Witness:


/s/ MARY HALLAHAN
-----------------------------
Mary Hallahan
Corporate Vice President